                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

In accordance with the Board's decision to terminate operations, effective May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19779NY SUPPA 05/19/08

Subaccounts:

                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In       Investment Objective               as applicable)
                ------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS -- Series II shares                                    (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco
                                                                       Asset Management (Japan)
                                                                       Limited; Invesco Asset
                                                                       Management Deutschland, GmbH;
                                                                       and Invesco Australia Limited)
                ------------------------------------------------------------------------------------------
                AIM V.I. Capital          Growth of capital.           Invesco AIM Advisors, Inc.
                Appreciation Fund --                                   (formerly, A I M Advisors, Inc.)
                Series I shares                                        (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco
                                                                       Asset Management (Japan)
                                                                       Limited; Invesco Asset
                                                                       Management Deutschland, GmbH;
                                                                       and Invesco Australia Limited)
                ------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund Growth of capital.           Invesco AIM Advisors, Inc.
                -- Series I shares                                     (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco
                                                                       Asset Management (Japan)
                                                                       Limited; Invesco Asset
                                                                       Management Deutschland, GmbH;
                                                                       and Invesco Australia Limited)
                ------------------------------------------------------------------------------------------
                AIM V.I. International    Long-term growth of capital. Invesco AIM Advisors, Inc.
                Growth Fund --                                         (formerly, A I M Advisors, Inc.)
                Series II shares                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco
                                                                       Asset Management (Japan)
                                                                       Limited; Invesco Asset
                                                                       Management Deutschland, GmbH;
                                                                       and Invesco Australia Limited)
                ------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
                    Subaccount Investing In            Investment Objective                as applicable)
                    ----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Balanced  Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS   Wealth Strategy Portfolio   consistent with the adviser's
SERIES FUND, INC.   -- Class B                  determination of reasonable risk.
                    ----------------------------------------------------------------------------------------------
                    AllianceBernstein Global    Long-term growth of capital.       AllianceBernstein L.P.
                    Technology Portfolio --
                    Class B
                    ----------------------------------------------------------------------------------------------
                    AllianceBernstein Growth    Long-term growth of capital.       AllianceBernstein L.P.
                    and Income Portfolio --
                    Class B
                    ----------------------------------------------------------------------------------------------
                    AllianceBernstein           Long-term growth of capital.       AllianceBernstein L.P.
                    International Value
                    Portfolio -- Class B
                    ----------------------------------------------------------------------------------------------
                    AllianceBernstein Large     Long-term growth of capital.       AllianceBernstein L.P.
                    Cap Growth Portfolio --
                    Class B
                    ----------------------------------------------------------------------------------------------
                    AllianceBernstein Small     Long-term growth of capital.       AllianceBernstein L.P.
                    Cap Growth Portfolio --
                    Class B
                    ----------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Inflation Protection     Pursues long-term total return     American Century Investment
VARIABLE PORTFOLIOS Fund -- Class II            using a strategy that seeks to     Management, Inc.
II, INC.                                        protect against U.S. inflation.
                    ----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Basic Value V.I.  Seeks capital appreciation and,    BlackRock Advisors, LLC
SERIES FUNDS, INC.  Fund -- Class III Shares    secondarily, income.               (subadvised by BlackRock
                                                                                   Investment Management, LLC)
                    ----------------------------------------------------------------------------------------------
                    BlackRock Global            Seeks high total investment        BlackRock Advisors, LLC
                    Allocation V.I. Fund --     return.                            (subadvised by BlackRock
                    Class III Shares                                               Investment Management, LLC and
                                                                                   BlackRock Asset Management
                                                                                   U.K. Limited)
                    ----------------------------------------------------------------------------------------------
                    BlackRock Large Cap         Seeks long-term capital growth.    BlackRock Advisors, LLC
                    Growth V.I. Fund --                                            (subadvised by BlackRock
                    Class III Shares                                               Investment Management, LLC)
                    ----------------------------------------------------------------------------------------------
                    BlackRock Value             Seeks long-term capital growth.    BlackRock Advisors, LLC
                    Opportunities V.I. Fund --                                     (subadvised by BlackRock
                    Class III Shares                                               Investment Management, LLC)
                    ----------------------------------------------------------------------------------------------
COLUMBIA FUNDS      Columbia Marsico Growth     The fund seeks long-term growth    Columbia Management Advisors,
VARIABLE INSURANCE  Fund, Variable Series --    of capital.                        LLC (subadvised by Marsico
TRUST I             Class A                                                        Capital Management, LLC)
                    ----------------------------------------------------------------------------------------------
                    Columbia Marsico            The fund seeks long-term growth    Columbia Management Advisors,
                    International Opportunities of capital.                        LLC (subadvised by Marsico
                    Fund, Variable Series --                                       Capital Management, LLC)
                    Class B
                    ----------------------------------------------------------------------------------------------
EATON VANCE         VT Floating-Rate Income     To provide a high level of current Eaton Vance Management
VARIABLE TRUST      Fund                        income.
                    ----------------------------------------------------------------------------------------------
                    VT Worldwide Health         Seeks long-term capital growth     OrbiMed Advisors LLC
                    Sciences Fund               by investing in a worldwide and
                                                diversified portfolio of health
                                                sciences companies.
                    ----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE  Evergreen VA Omega Fund     Seeks long-term capital growth.    Evergreen Investment Management
ANNUITY TRUST       -- Class 2                                                     Company, LLC
                    ----------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                     Subaccount Investing In             Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------
FEDERATED            Federated High Income        Seeks high current income by        Federated Investment Management
INSURANCE SERIES     Bond Fund II --              investing in lower-rated            Company
                     Service Shares               corporate debt obligations,
                                                  commonly referred to as "junk
                                                  bonds."
                     ---------------------------------------------------------------------------------------------------
                     Federated Kaufmann           Seeks capital appreciation.         Federated Equity Management
                     Fund II -- Service Shares                                        Company of Pennsylvania
                                                                                      (subadvised by Federated Global
                                                                                      Investment Management Corp.)
                     ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --    Seeks income and capital growth     Fidelity Management & Research
INSURANCE PRODUCTS   Service Class 2              consistent with reasonable risk.    Company (FMR) (subadvised by
FUND                                                                                  Fidelity Investments Money
                                                                                      Management, Inc. (FIMM), FMR
                                                                                      Co., Inc. (FMRC), Fidelity
                                                                                      Research & Analysis Company
                                                                                      (FRAC), Fidelity Management &
                                                                                      Research (U.K.) Inc. (FMR U.K.),
                                                                                      Fidelity International Investment
                                                                                      Advisors (FIIA), Fidelity
                                                                                      International Investment Advisors
                                                                                      (U.K.) Limited (FIIA(U.K.)L), and
                                                                                      Fidelity Investments Japan Limited
                                                                                      (FIJ))
                     ---------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio  Seeks long-term capital             FMR (subadvised by FMRC,
                     -- Service Class 2           appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                      FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital          Seeks capital appreciation.         FMR (subadvised by FMRC,
                     Appreciation Portfolio --                                        FRAC, FMR U.K., FIIA,
                     Service Class 2                                                  FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------
                     VIP Equity-Income            Seeks reasonable income. The        FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2 fund will also consider the         FRAC, FMR U.K., FIIA,
                                                  potential for capital appreciation. FIIA(U.K.)L, and FIJ)
                                                  The fund's goal is to achieve a
                                                  yield which exceeds the
                                                  composite yield on the securities
                                                  comprising the Standard & Poors
                                                  500/SM/ Index (S&P 500(R)).
                     ---------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --      Seeks to achieve capital            FMR (subadvised by FMRC,
                     Service Class 2              appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                      FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------
                     VIP Growth & Income          Seeks high total return through a   FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2 combination of current income       FRAC, FMR U.K., FIIA,
                                                  and capital appreciation.           FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------
                     VIP Investment Grade         Seeks as high a level of current    FMR (subadvised by FIMM,
                     Bond Portfolio -- Service    income as is consistent with the    FRAC, FIIA and FIIA(U.K.)L)
                     Class 2                      preservation of capital.
                     ---------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --     Seeks long-term growth of           FMR (subadvised by FMRC,
                     Service Class 2              capital.                            FRAC, FMR U.K., FIIA,
                                                                                      FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------
                     VIP Value Strategies         Seeks capital appreciation.         FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2                                     FRAC, FMR U.K., FIIA,
                                                                                      FIIA(U.K.)L, and FIJ)
                     ---------------------------------------------------------------------------------------------------

                                                                                     Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective                  as applicable)
                   ------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities  Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares      maintaining prospects for capital
PRODUCTS TRUST                                 appreciation. The fund normally
                                               invests in both equity and debt
                                               securities. The fund seeks income
                                               by investing in corporate, foreign
                                               and U.S. Treasury bonds as well
                                               as stocks with dividend yields the
                                               manager believes are attractive.
                   ------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP      Seeks capital appreciation, with    Franklin Templeton Services, LLC
                   Founding Funds Allocation   income as a secondary goal. The     (the fund's administrator)
                   Fund -- Class 2 Shares      fund normally invests equal
                                               portions in Class 1 shares of
                                               Franklin Income Securities Fund;
                                               Mutual Shares Securities Fund;
                                               and Templeton Growth
                                               Securities Fund.
                   ------------------------------------------------------------------------------------------------
                   Mutual Shares Securities    Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares      income as a secondary goal. The
                                               fund normally invests primarily
                                               in U.S. and foreign equity
                                               securities that the manager
                                               believes are undervalued. The
                                               fund also invests, to a lesser
                                               extent in risk arbitrage securities
                                               and distressed companies.
                   ------------------------------------------------------------------------------------------------
                   Templeton Growth            Seeks long-term capital growth.     Templeton Global Advisors
                   Securities Fund --          The fund normally invests           Limited
                   Class 2 Shares              primarily in equity securities of
                                               companies located anywhere in
                                               the world, including those in the
                                               U.S. and in emerging markets.
                   ------------------------------------------------------------------------------------------------
GE INVESTMENTS     Core Value Equity Fund --   Seeks long-term growth of           GE Asset Management
FUNDS, INC.        Class 1 Shares (formerly,   capital and future income.          Incorporated
                   Value Equity Fund)
                   ------------------------------------------------------------------------------------------------
                   Income Fund --              Seeks maximum income                GE Asset Management
                   Class 1 Shares              consistent with prudent             Incorporated
                                               investment management and the
                                               preservation of capital.
                   ------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund --      Seeks long-term growth of           GE Asset Management
                   Class 1 Shares              capital and future income.          Incorporated
                   ------------------------------------------------------------------------------------------------
                   Money Market Fund/1/        Seeks a high level of current       GE Asset Management
                                               income consistent with the          Incorporated
                                               preservation of capital and
                                               maintenance of liquidity.
                   ------------------------------------------------------------------------------------------------
                   Premier Growth Equity       Seeks long-term growth of           GE Asset Management
                   Fund -- Class 1 Shares      capital and future income rather    Incorporated
                                               than current income.
                   ------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund Seeks maximum total return          GE Asset Management Incorporated
                   -- Class 1 Shares           through current income and          (subadvised by Urdang Securities
                                               capital appreciation.               Management, Inc.)
                   ------------------------------------------------------------------------------------------------

                   /1/ During extended periods of low interest rates, the
                       yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                     Adviser (and Sub-Adviser(s),
                      Subaccount Investing In           Investment Objective                as applicable)
                      -------------------------------------------------------------------------------------------
                      S&P 500(R) Index Fund/1/   Seeks growth of capital and         GE Asset Management
                                                 accumulation of income that         Incorporated
                                                 corresponds to the investment       (subadvised by SSgA Funds
                                                 return of S&P's 500 Composite       Management, Inc.)
                                                 Stock Index.
                      -------------------------------------------------------------------------------------------
                      Small-Cap Equity Fund --   Seeks long-term growth of           GE Asset Management
                      Class 1 Shares             capital.                            Incorporated (subadvised by
                                                                                     Palisade Capital Management,
                                                                                     L.L.C.)
                      -------------------------------------------------------------------------------------------
                      Total Return Fund/2/       Seeks the highest total return,     GE Asset Management
                                                 composed of current income and      Incorporated
                                                 capital appreciation, as is
                                                 consistent with prudent
                                                 investment risk.
                      -------------------------------------------------------------------------------------------
                      U.S. Equity Fund --        Seeks long-term growth of           GE Asset Management
                      Class 1 Shares             capital.                            Incorporated
                      -------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --      Seeks long-term capital growth,     Janus Capital
                      Service Shares             consistent with preservation of     Management LLC
                                                 capital and balanced by current
                                                 income.
                      -------------------------------------------------------------------------------------------
                      Forty Portfolio --         A non-diversified portfolio/3/ that Janus Capital
                      Service Shares             seeks long-term growth of           Management LLC
                                                 capital.
                      -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners        Seeks capital appreciation. This    Legg Mason Partners Fund
VARIABLE EQUITY TRUST Variable Aggressive        objective may be changed            Advisor, LLC (subadvised by
                      Growth Portfolio --        without shareholder approval.       ClearBridge Advisors, LLC)
                      Class II
                      -------------------------------------------------------------------------------------------
                      Legg Mason Partners        Seeks long-term capital growth      Legg Mason Partners Fund
                      Variable Fundamental       with income as a secondary          Advisor, LLC (subadvised by
                      Value Portfolio -- Class I consideration. This objective       ClearBridge Advisors, LLC)
                                                 may be changed without
                                                 shareholder approval.
                      -------------------------------------------------------------------------------------------

                    /1 /"Standard & Poor's," "S&P," and "S&P 500" are
                       trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2 /For contracts issued on or after May 1, 2006, only
                       Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3 /A non-diversified portfolio is a portfolio that may
                       hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                   Adviser (and Sub-Adviser(s),
                 Subaccount Investing In            Investment Objective                  as applicable)
                 ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE  MFS(R) Investors Growth    The fund's investment objective      Massachusetts Financial Services
INSURANCE TRUST  Stock Series -- Service    is to seek capital appreciation.     Company
                 Class Shares               The fund's objective may be
                                            changed without shareholder
                                            approval.
                 ------------------------------------------------------------------------------------------------
                 MFS(R) Investors Trust     The fund's investment objective      Massachusetts Financial Services
                 Series -- Service          is to seek capital appreciation.     Company
                 Class Shares               The fund's objective may be
                                            changed without shareholder
                                            approval.
                 ------------------------------------------------------------------------------------------------
                 MFS(R) Total Return Series The fund's investment objective      Massachusetts Financial Services
                 -- Service Class Shares    is to seek total return. The fund's  Company
                                            objective may be changed
                                            without shareholder approval.
                 ------------------------------------------------------------------------------------------------
                 MFS(R) Utilities Series -- The fund's investment objective      Massachusetts Financial Services
                 Service Class Shares       is to seek total return. The fund's  Company
                                            objective may be changed
                                            without shareholder approval.
                 ------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Balanced       Seeks a high total investment        OppenheimerFunds, Inc.
VARIABLE ACCOUNT Fund/VA -- Service Shares  return, which includes current
FUNDS                                       income and capital appreciation
                                            in the value of its shares.
                 ------------------------------------------------------------------------------------------------
                 Oppenheimer Capital        Seeks capital appreciation by        OppenheimerFunds, Inc.
                 Appreciation Fund/VA --    investing in securities of well-
                 Service Shares             known, established companies.
                 ------------------------------------------------------------------------------------------------
                 Oppenheimer Global         Seeks long-term capital              OppenheimerFunds, Inc.
                 Securities Fund/VA --      appreciation by investing a
                 Service Shares             substantial portion of its assets in
                                            securities of foreign issuers,
                                            "growth type" companies,
                                            cyclical industries and special
                                            situations that are considered to
                                            have appreciation possibilities.
                 ------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street    Seeks high total return (which       OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares  includes growth in the value of its shares as well as current
                                            income) from equity and debt
                                            securities.
                 ------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street    Seeks capital appreciation.          OppenheimerFunds, Inc.
                 Small Cap Fund/VA --
                 Service Shares
                 ------------------------------------------------------------------------------------------------
                 Oppenheimer MidCap         Seeks capital appreciation by        OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares  investing in "growth type"
                                            companies.
                 ------------------------------------------------------------------------------------------------
PIMCO VARIABLE   All Asset Portfolio --     Seeks maximum real return            Pacific Investment Management
INSURANCE TRUST  Advisor Class Shares       consistent with preservation of      Company LLC
                                            real capital and prudent
                                            investment management.
                 ------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                      Subaccount Investing In              Investment Objective                as applicable)
                      -----------------------------------------------------------------------------------------------
                      High Yield Portfolio --      Seeks maximum total return,          Pacific Investment Management
                      Administrative Class         consistent with preservation of      Company LLC
                      Shares                       capital and prudent investment
                                                   management. Invests at least
                                                   80% of its assets in a diversified
                                                   portfolio of high yield securities
                                                   ("junk bonds") rated below
                                                   investment grade but rated at
                                                   least Caa by Moody's or CCC by
                                                   S&P, or, if unrated, determined
                                                   by PIMCO to be of comparable
                                                   quality, subject to a maximum of
                                                   5% of its total assets in securities
                                                   rated Caa by Moody's or CCC by
                                                   S&P, or, if unrated, determined
                                                   by PIMCO to be of comparable
                                                   quality.
                      -----------------------------------------------------------------------------------------------
                      Long-Term U.S.               Seeks maximum total return,          Pacific Investment Management
                      Government Portfolio --      consistent with preservation of      Company LLC
                      Administrative               capital and prudent investment
                      Class Shares                 management.
                      -----------------------------------------------------------------------------------------------
                      Low Duration Portfolio --    Seeks maximum total return,          Pacific Investment Management
                      Administrative               consistent with preservation of      Company LLC
                      Class Shares                 capital and prudent investment
                                                   management.
                      -----------------------------------------------------------------------------------------------
                      Total Return Portfolio --    Seeks maximum total return,          Pacific Investment Management
                      Administrative               consistent with preservation of      Company LLC
                      Class Shares                 capital and prudent investment
                                                   management.
                      -----------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio --        Seeks long-term growth of            Prudential Investments LLC
FUND                  Class II Shares              capital.                             (subadvised by Jennison
                                                                                        Associates LLC)
                      -----------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus         Seeks long-term growth of            Prudential Investments LLC
                      Portfolio -- Class II Shares capital.                             (subadvised by Jennison
                                                                                        Associates LLC)
                      -----------------------------------------------------------------------------------------------
                      Natural Resources Portfolio  Seeks long-term growth of            Prudential Investments LLC
                      -- Class II Shares           capital.                             (subadvised by Jennison
                                                                                        Associates LLC)
                      -----------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) Fund           Seeks to provide investment          Rydex Investments
                      (formerly, OTC Fund)/1/      results that correspond to a
                                                   benchmark for over-the-counter
                                                   securities. The portfolio's current
                                                   benchmark is the NASDAQ 100
                                                   Index(TM).
                      -----------------------------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income            Seeks both capital appreciation      Morgan Stanley Investment
INSTITUTIONAL FUNDS,  Portfolio -- Class II Shares and current income.                  Management Inc.
INC.
                      -----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio --        Seeks capital growth and income      Van Kampen Asset Management
INVESTMENT TRUST      Class II Shares              through investments in equity
                                                   securities, including common
                                                   stocks, preferred stocks and
                                                   securities convertible into
                                                   common and preferred stocks.
                      -----------------------------------------------------------------------------------------------

                   /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                       Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/        Seeks to obtain high total return Fidelity Management & Research
INSURANCE PRODUCTS   Portfolio -- Service Class 2 with reduced risk over the long   Company (FMR) (subadvised by
FUND                                              term by allocating its assets     Fidelity Investments Money
                                                  among stocks, bonds, and short-   Management, Inc. (FIMM), FMR
                                                  term instruments.                 Co., Inc. (FMRC), Fidelity
                                                                                    Research & Analysis Company
                                                                                    (FRAC), Fidelity Management &
                                                                                    Research (U.K.) Inc. (FMR U.K.),
                                                                                    Fidelity International Investment
                                                                                    Advisors (FIIA), Fidelity
                                                                                    International Investment Advisors
                                                                                    (U.K.) Limited (FIIA(U.K.)L), and
                                                                                    Fidelity Investments Japan Limited
                                                                                    (FIJ))
                     -------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap        Seeks long-term capital           Goldman Sachs Asset
VARIABLE INSURANCE   Value Fund                   appreciation.                     Management, L.P.
TRUST
                     -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery         The fund's investment objective   Massachusetts Financial Services
INSURANCE TRUST      Series -- Service            is to seek capital appreciation.  Company
                     Class Shares                 The fund's objective may be
                                                  changed without shareholder
                                                  approval.
                     -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                     Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective               as applicable)
                      -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners          Seeks total return (a combination Legg Mason Partners Fund
VARIABLE EQUITY TRUST Variable Capital and         of income and long-term capital   Advisor, LLC (subadvised by
                      Income Portfolio -- Class II appreciation). This objective may ClearBridge Advisors, LLC,
                                                   be changed without shareholder    Western Asset Management
                                                   approval.                         Company Limited and Western
                                                                                     Asset Management Company)
                      -------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Strategic Growth Portfolio   Seeks capital appreciation.       Van Kampen Asset Management
INVESTMENT TRUST      -- Class II Shares
                      -------------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

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       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.

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